Share Capital - Summary of the Company's RSUs, PSUs, and DSUs (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
RSUs
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Units, beginning of year	289,180	164,704
Granted	128,579	142,043
Paid	0	0
Forfeited	(10,997)	(17,567)
Units, end of year	406,762	289,180
PSUs
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Units, beginning of year	869,337	875,739
Granted	251,120	320,256
Paid	(235,373)	(234,966)
Forfeited	(23,052)	(91,692)
Units, end of year	862,032	869,337
DSUs
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Units, beginning of year	163,249	275,950
Granted	37,162	37,147
Paid	0	(149,848)
Forfeited	0	0
Units, end of year	200,411	163,249